Income Taxes - Schedule Reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rate (Detail)		12 Months Ended
	Mar. 16, 2007	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Effect of different tax rates of subsidiaries operating in other jurisdictions		0.96%	0.89%	2.31%
Preferential tax rates and local tax exemptions		(0.44%)	(0.22%)	(0.45%)
Expenses/losses not deductible for tax purposes		(0.91%)	(0.71%)	(9.63%)
Research and development expenses super deduction		2.65%	2.00%	3.30%
Compensation cost in relation to ordinary shares and options		(26.36%)	(26.95%)	(11.37%)
True up		(0.04%)	0.00%	0.00%
Effect of change of valuation allowance		(1.25%)	(0.57%)	(8.22%)
Effective tax rate		(0.39%)	(0.56%)	0.94%